FINANCIAL INSTRUMENTS - Parent - Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	£ 1,154	£ 1,101
Other financial assets at amortised cost	3,987	3,408
Debt securities in issue	42,873	37,569
Subordinated liabilities	2,032	2,385
Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	253,002	248,383
Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	42,873	37,569
Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	2,032	2,385
Level 1 | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	37,935	33,537
Level 1 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	36,870	31,907
Level 1 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	1,065	1,630
Level 2 | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	22,164	26,842
Level 2 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	5,103	4,034
Level 2 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	1,161	10
Level 3 | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	194,504	187,920
Level 3 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	1,421	1,771
Level 3 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	187	1,061
Fair value | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	254,603	248,299
Fair value | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	43,394	37,712
Fair value | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	2,413	2,701
Financial assets at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Derivative assets	228,785	217,776
Financial assets at amortised cost: | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative assets	3,747	3,190
Financial assets at amortised cost: | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets	18,850	11,443
Financial assets at amortised cost: | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative assets	206,772	201,864
Financial assets at amortised cost: | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	229,369	216,497
Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	1,444	1,845
Debt securities in issue	1,347	1,916
Subordinated liabilities	1,297	1,644
Santander UK Group Holdings plc | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,644	3,560
Santander UK Group Holdings plc | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	1,347	1,916
Santander UK Group Holdings plc | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	1,297	1,644
Santander UK Group Holdings plc | Level 1 | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,449	501
Santander UK Group Holdings plc | Level 1 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	1,252	0
Santander UK Group Holdings plc | Level 1 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	197	501
Santander UK Group Holdings plc | Level 2 | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,178	1,877
Santander UK Group Holdings plc | Level 2 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	91	1,877
Santander UK Group Holdings plc | Level 2 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	1,087	0
Santander UK Group Holdings plc | Level 3 | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	1,083
Santander UK Group Holdings plc | Level 3 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	0	0
Santander UK Group Holdings plc | Level 3 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	0	1,083
Santander UK Group Holdings plc | Fair value | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,627	3,461
Santander UK Group Holdings plc | Fair value | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	1,343	1,877
Santander UK Group Holdings plc | Fair value | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	1,284	1,584
Santander UK Group Holdings plc | Financial assets at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2,741	3,489
Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2,815	3,469
Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	21
Santander UK Group Holdings plc | Financial assets at amortised cost: | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2,815	3,490
Loans and advances to banks | Financial assets at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	1,154	1,101
Loans and advances to banks | Financial assets at amortised cost: | Level 1
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	0	0
Loans and advances to banks | Financial assets at amortised cost: | Level 2
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	1,154	1,101
Loans and advances to banks | Financial assets at amortised cost: | Level 3
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	0	0
Loans and advances to banks | Financial assets at amortised cost: | Fair value
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	1,154	1,101
Loans and advances to banks | Santander UK Group Holdings plc | Financial assets at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	1,444	1,845
Loans and advances to banks | Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 1
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	0	0
Loans and advances to banks | Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 2
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	1,444	1,825
Loans and advances to banks | Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 3
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	0	21
Loans and advances to banks | Santander UK Group Holdings plc | Financial assets at amortised cost: | Fair value
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	1,444	1,846
Other financial assets at amortised cost | Financial assets at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	3,987	3,408
Other financial assets at amortised cost | Financial assets at amortised cost: | Level 1
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	3,747	3,190
Other financial assets at amortised cost | Financial assets at amortised cost: | Level 2
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	0	0
Other financial assets at amortised cost | Financial assets at amortised cost: | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	0	0
Other financial assets at amortised cost | Financial assets at amortised cost: | Fair value
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	3,747	3,190
Other financial assets at amortised cost | Santander UK Group Holdings plc | Financial assets at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	1,297	1,644
Other financial assets at amortised cost | Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 1
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	0	0
Other financial assets at amortised cost | Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 2
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	1,371	1,644
Other financial assets at amortised cost | Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	0	0
Other financial assets at amortised cost | Santander UK Group Holdings plc | Financial assets at amortised cost: | Fair value
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	£ 1,371	£ 1,644